Cash and cash equivalents: Restricted (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Restricted cash related to insurance recovery	$ 138,773	$ 44,683
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA	$ 26,849	$ 2,649